Summary of Significant Accounting Policies - Summary of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2024
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
EV Chargers
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office and Electronic Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office and Electronic Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Vehicle
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years